3) Risk Management (Details 3) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Gross Value [Member]
Financial assets
Cash and balances with banks (Note 18)		R$ 107,602,594	R$ 109,610,999
Financial assets at fair value through profit or loss (Note 19)		275,986,689	249,759,777
Financial assets at fair value through other comprehensive income (Note 21)	[1]	185,841,975	192,450,010
Loans and advances to banks (Note 22)		191,425,663	59,083,791
Loans and advances to customers (Note 23)		513,216,763	457,392,375
Securities at amortized cost (Note 24)		185,179,363	171,551,837
Other financial assets (Note 29)		52,416,117	56,101,781
Provision for Expected Credit Loss
Loan Commitments (Note 23 and 40)		255,953,637	249,866,767
Financial guarantees (Note 23 and 40)		80,236,602	78,231,145
Total risk exposure		1,847,859,403	1,624,048,482
Expected credit loss [Member]
Financial assets
Cash and balances with banks (Note 18)
Financial assets at fair value through profit or loss (Note 19)
Financial assets at fair value through other comprehensive income (Note 21)
Loans and advances to banks (Note 22)		(932)	(44,465)
Loans and advances to customers (Note 23)		(39,579,405)	(33,863,659)
Securities at amortized cost (Note 24)		(5,555,469)	(4,633,477)
Other financial assets (Note 29)
Provision for Expected Credit Loss
Loan Commitments (Note 23 and 40)		(3,859,316)	(2,318,404)
Financial guarantees (Note 23 and 40)		(2,318,930)	(1,970,321)
Total risk exposure		R$ (51,314,052)	R$ (42,830,326)

[1]	Financial assets measured at fair value through other comprehensive income are not reduced by the allowance for losses.